Other Comprehensive Income (Loss) - Summary of Tax Effects of Components in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Before Tax
Other comprehensive income, before tax	$ 48,589	$ 67,014	$ 28,554
Tax Effect
Other comprehensive income (loss)	(14,193)	(18,647)	(7,993)
After Tax
Total other comprehensive income (loss)	34,396	48,367	20,561
Unrealized (Losses) on Debt Securities Available for Sale
Before Tax
Other comprehensive income (loss), before reclassifications	37,429	77,585	41,181
Other comprehensive income, before tax	37,724	41,738	30,320
Tax Effect
Other comprehensive income (loss), before reclassifications	(10,925)	(21,591)	(11,544)
Other comprehensive income (loss)	(11,009)	(11,612)	(8,487)
After Tax
Other comprehensive income (loss), before reclassifications	26,504	55,994	29,637
Total other comprehensive income (loss)	26,715	30,126	21,833
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Accretion Of Unrealized Gains (Losses), Parent
Before Tax
Reclassification from AOCI, current period	5	4	(14)
Tax Effect
Reclassification from AOCI, current period	(3)	(1)	4
After Tax
Reclassification from AOCI, current period	2	3	(10)
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Other Reclassifications, Parent
Before Tax
Reclassification from AOCI, current period	290	(35,851)	(10,847)
Tax Effect
Reclassification from AOCI, current period	(81)	9,980	3,053
After Tax
Reclassification from AOCI, current period	209	(25,871)	(7,794)
Unrealized Gains (Losses) on Swaps
Before Tax
Other comprehensive income (loss), before reclassifications	(4,537)	2,467	(1,274)
Tax Effect
Other comprehensive income (loss), before reclassifications	1,264	(688)	356
After Tax
Other comprehensive income (loss), before reclassifications	(3,273)	1,779	(918)
Total other comprehensive income (loss)	(3,273)	1,779	(918)
Accumulated Defined Benefit Plans Adjustment, Net Prior Service Attributable to Parent
Before Tax
Reclassification from AOCI, current period	(141)	(98)	(56)
Tax Effect
Reclassification from AOCI, current period	39	27	16
After Tax
Reclassification from AOCI, current period	(102)	(71)	(40)
Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent
Before Tax
Reclassification from AOCI, current period	92	(1,341)	(776)
Tax Effect
Reclassification from AOCI, current period	(26)	378	218
After Tax
Reclassification from AOCI, current period	66	(963)	(558)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent
Before Tax
Other comprehensive income (loss), before reclassifications	15,451	24,248	340
Other comprehensive income, before tax	15,402	22,809	(492)
Tax Effect
Other comprehensive income (loss), before reclassifications	(4,461)	(6,752)	(96)
Other comprehensive income (loss)	(4,448)	(6,347)	138
After Tax
Other comprehensive income (loss), before reclassifications	10,990	17,496	244
Total other comprehensive income (loss)	$ 10,954	$ 16,462	$ (354)